Revenue and Deferred Revenue - Additional Information (Details)	Jun. 30, 2021	Dec. 31, 2020
Next Twelve Months [Member]
Revenue from Contract with Customer [Line Items]
Percentage of revenue expect to recognize to its total deferred revenue	47.00%	36.00%
Between Year One and Two [Member]
Revenue from Contract with Customer [Line Items]
Percentage of revenue expect to recognize to its total deferred revenue	28.00%	42.00%
Between Year Three and Five [Member]
Revenue from Contract with Customer [Line Items]
Percentage of revenue expect to recognize to its total deferred revenue	24.00%	21.00%